Shareholder Report, Holdings (Details)	Dec. 31, 2024
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | Tri-party RBC Dominion Securities, Inc.01/02/2025 4.450% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | Tri-party TD Securities (USA) LLC01/02/2025 4.450% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | Federal Home Loan Mortgage Corp. Discount Notes01/07/2025 3.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | U.S. Treasury Bills02/11/2025 4.370% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | Federal Home Loan Banks03/14/2025 4.300% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | Federal National Mortgage Association08/21/2026 4.690% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | U.S. Treasury Bills01/07/2025 3.880% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | Federal Home Loan Banks Discount Notes01/02/2025 2.310% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | Federal Agricultural Mortgage Corp.02/06/2025 4.520% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | U.S. Treasury Bills01/02/2025 2.270% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | U S Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.70%
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | Tri-party RBC Dominion Securities, Inc.01/02/2025 4.450% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | Tri-party TD Securities (USA) LLC01/02/2025 4.450% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | Federal Home Loan Mortgage Corp. Discount Notes01/07/2025 3.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | U.S. Treasury Bills02/11/2025 4.370% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | Federal Home Loan Banks03/14/2025 4.300% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | Federal National Mortgage Association08/21/2026 4.690% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | U.S. Treasury Bills01/07/2025 3.880% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | Federal Home Loan Banks Discount Notes01/02/2025 2.310% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | Federal Agricultural Mortgage Corp.02/06/2025 4.520% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | U.S. Treasury Bills01/02/2025 2.270% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | U S Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.70%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | Tri-party RBC Dominion Securities, Inc.01/02/2025 4.450% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | Tri-party TD Securities (USA) LLC01/02/2025 4.450% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | Federal Home Loan Mortgage Corp. Discount Notes01/07/2025 3.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | U.S. Treasury Bills02/11/2025 4.370% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | Federal Home Loan Banks03/14/2025 4.300% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | Federal National Mortgage Association08/21/2026 4.690% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | U.S. Treasury Bills01/07/2025 3.880% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | Federal Home Loan Banks Discount Notes01/02/2025 2.310% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | Federal Agricultural Mortgage Corp.02/06/2025 4.520% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | U.S. Treasury Bills01/02/2025 2.270% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | U S Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.70%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%